4. Income Taxes (Details - Effective income tax reconcilation) - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Expected federal tax (benefit) at 34% rate			$ (2,933)
Valuation allowance			2,933
Total income tax (benefit)	$ 0	$ 0	$ 0	$ 0
Effective tax rate (benefit)			0.00%